PROSPECTUS SUPPLEMENT TO

                 VAN ECK WORLDWIDE INSURANCE TRUST INITIAL CLASS
                                   PROSPECTUS

                                Dated May 1, 2005


In the Worldwide Emerging Markets Fund Performance table entitled "Average Annual Total Returns" on page 10, replace the 1-Year Initial Class Return Before Taxes of 28.89% with 25.89%.





                     PROSPECTUS SUPPLEMENT DATED MAY 3, 2005


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                            PROSPECTUS SUPPLEMENT TO

                   VAN ECK WORLDWIDE INSURANCE TRUST R1 CLASS
                                   PROSPECTUS

                                Dated May 1, 2005

Under the section entitled "Worldwide Emerging Markets Fund Performance" on page 9, replace the lowest quarterly return of -26.46% with -29.46% for the quarter ended 9/30/98.

Under the section entitled "Worldwide Hard Assets Fund Performance" on page 14, add a "-" to the lowest quarterly return of 19.05%, such that the lowest quarterly return for the quarter ended 9/30/98 is -19.05%.

Under the section entitled "Worldwide Hard Assets Fund Performance" on page 15, in the "Average Annual Total Returns" table, add a "%" to the 5-Year return for the benchmark Goldman Sachs Natural Resources Index of 5.55.

Under the section entitled "Worldwide Real Estate Fund Performance" on page 20, in the "Average Annual Total Returns" table, replace the "Life of Fund (Initial)" return for the benchmark Standard & Poor's 500 Index of 12.05% with 5.84%.



                     PROSPECTUS SUPPLEMENT DATED MAY 3, 2005

                                  SUPPLEMENT TO
                        VAN ECK WORLWIDE INSURANCE TRUST
                                  INITIAL CLASS
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2005


In the section entitled "Trustee Share Ownership" on page 30, replace "none" in Richard D. Stamberger's "Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies" with the following: Over $100,000.


Change the valuation date in the footnote to the "Trustee Share Ownership" table on page 30, from March 31, 2005 to December 31, 2004.



        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MAY 3, 2005.

                                  SUPPLEMENT TO
                        VAN ECK WORLWIDE INSURANCE TRUST
                                    R1 CLASS
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2005


In the section entitled "Trustee Share Ownership" on page 32, replace "none" in Richard D. Stamberger's "Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies" with the following: Over $100,000.


Change the valuation date in the footnote to the "Trustee Share Ownership" table on page 32, from March 31, 2005 to December 31, 2004.



        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MAY 3, 2005.

                                  SUPPLEMENT TO
                       VAN ECK WORLWIDE INSURANCE TRUST'S
                         WORLDWIDE ABSOLUTE RETURN FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 2005


In the section entitled "Trustee Share Ownership" on page 25, replace "none" in Richard D. Stamberger's "Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies" with the following: Over $100,000.


Change the valuation date in the footnote to the "Trustee Share Ownership" table on page 25, from March 31, 2005 to December 31, 2004.



        STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATE MAY 3, 2005.